Employee Benefits - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	$ 196	$ 194	$ 211
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	24	59	64
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	10	9	8
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	15	13	14
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	29	15	17
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	4	(10)	(6)
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	6	7	2
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefits expense	120	115	116
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Current service costs	(74)	(73)	(81)
Administration costs	(22)	(24)	(20)
Past service cost due to plan amendments and curtailments	17	8	8
(Losses)/gains on settlements		10	(2)
(Losses)/gains on due to experience and demographic assumption changes	3
Profit from operations	(76)	(79)	(95)
Net finance cost	(120)	(115)	(116)
Employee benefits expense	$ 196	$ 194	$ 211